23 Income tax and social contribution (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax And Social Contribution Abstract
At the beginning of the period	R$ (1,191)	R$ (265)	R$ (136)
Benefits (expenses) in the year	372	(162)	(175)
Corporate reorganization	45
Deconsolidation	883
Purchase partnership		(747)
Conversion currency adjustment		(18)
Exchange variation	(193)
IFRS 16 - related adjustment			46
Other	2	1
At the end of the period	R$ (82)	R$ (1,191)	R$ (265)